Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions
Provisions	€ 90	€ 0
Changes in other provisions
Provisions at beginning of period	0	0
Additions	55
Usage / releases	(2)
Additions from business combinations	32	0
Foreign exchange and other movements	5
Provisions at end of period	90	0
Non-Current Provisions	27
Provisions	€ 63	€ 0